Significant Accounting Policies - Schedule of Operating Revenue within Scope of ASC 606 Disaggregated by Revenue Sources (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation Of Revenue [Line Items]
Revenue	¥ 9,529,587	¥ 8,392,843	¥ 6,388,535
At a Point in Time
Disaggregation Of Revenue [Line Items]
Revenue	7,876,188	7,155,654	4,796,855
Overtime
Disaggregation Of Revenue [Line Items]
Revenue	1,653,399	1,237,189	1,591,680
Installment e-commerce platform service income
Disaggregation Of Revenue [Line Items]
Revenue	1,236,679	1,585,625	1,997,838
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	85,608	164,884	58,227
Online direct sales and services income
Disaggregation Of Revenue [Line Items]
Revenue	1,322,287	1,750,509	2,056,065
Credit facilitation service income
Disaggregation Of Revenue [Line Items]
Revenue	6,325,924	5,001,881	2,486,527
Credit facilitation service income | Loan Facilitation and Matching Servicing Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	5,201,429	4,178,477	1,404,507
Credit facilitation service income | Post-Origination Servicing Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	1,124,495	823,404	1,082,020
Tech-empowerment service income
Disaggregation Of Revenue [Line Items]
Revenue	1,881,376	1,640,453	1,845,943
Tech-empowerment service income | Loan Facilitation and Matching Servicing Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	695,872	702,774	935,234
Tech-empowerment service income | Post-Origination Servicing Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	197,561	280,574	427,404
Tech-empowerment service income | Referral Service Fee
Disaggregation Of Revenue [Line Items]
Revenue	603,361	349,927	252,460
Tech-empowerment service income | Other Services
Disaggregation Of Revenue [Line Items]
Revenue	384,582	307,178	230,845
Loan facilitation and servicing fees-credit oriented and performance based
Disaggregation Of Revenue [Line Items]
Revenue	¥ 7,219,357	¥ 5,985,229	¥ 3,849,165